Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 958	$ 553
Investment securities	1,697	1,764
Net finance receivables:
Personal loans (includes loans of consolidated VIEs of $9.8 billion in 2017 and $9.5 billion in 2016)	14,775	13,531
Real estate loans	128	144
Retail sales finance	6	11
Net finance receivables	14,909	13,686
Unearned insurance premium and claim reserves	(590)	(586)
Allowance for finance receivable losses (includes allowance of consolidated VIEs of $465 million in 2017 and $501 million in 2016)	(692)	(686)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	13,627	12,414
Finance receivables held for sale	132	153
Note receivable from parent	391	285
Restricted cash and restricted cash equivalents (includes restricted cash and restricted cash equivalents of consolidated VIEs of $482 million in 2017 and $552 million in 2016)	498	568
Goodwill	1,422	1,422
Other intangible assets	439	491
Other assets	481	690
Total assets	19,645	18,340
Liabilities and Shareholder’s Equity
Long-term debt (includes debt of consolidated VIEs of $8.7 billion in 2017 and $8.2 billion in 2016)	15,050	13,959
Insurance claims and policyholder liabilities	737	757
Deferred and accrued taxes	46	11
Other liabilities (includes other liabilities of consolidated VIEs of $14 million in 2017 and $12 million in 2016)	410	340
Total liabilities	16,243	15,067
Commitments and contingent liabilities (Note 20)
Shareholder’s equity:
Common stock, par value $.50 per share; 25,000,000 shares authorized, 10,160,021 shares issued and outstanding at December 31, 2017 and 2016	5	5
Additional paid-in capital	1,909	1,906
Accumulated other comprehensive income (loss)	6	(6)
Retained earnings	1,482	1,368
Total shareholder’s equity	3,402	3,273
Total liabilities and shareholder’s equity	$ 19,645	$ 18,340